Right of Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Right Of Use Assets [Abstract]
Weighted average discount rate	11.20%
Operating lease cost	$ 537	$ 899	$ 1,647
Short-term lease cost	379	223	45
Operating lease liabilities		1,008	1,528
Operating lease liabilities	1,088
Acquisition of right-of-use assets	$ 1,780	$ 797